S-K 1603(a)(9) Restrictions on Selling Securities	Aug. 05, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

Up to 978,750 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth therein.

Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]

Letter Agreement:

The earlier of (A) six months after the completion of our initial business combination; and (B) subsequent to our initial business combination the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

SPAC Sponsor, Persons and Entities Subject to Restrictions	Letter Agreement: TBCP V, LLC Gary Simanson Paul Wasinger David Burg Mary Anne Gillespie Stewart J. Paperin Allerd D. Stikker
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

Letter Agreement:

Transfers permitted (a) to (1) the sponsor’s members, (2) our directors or officers, the sponsor, the sponsor’s members or Cantor and/or its designees, (3) any affiliates or family members of our directors or officers, the sponsor, the sponsor’s members or Cantor, (4) any members or partners of the sponsor, the sponsor’s members, Cantor or their respective affiliates, or any affiliates of the sponsor, the sponsor’s members, Cantor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) pro rata distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (h) to us for no value for cancellation in connection with the consummation of the initial business combination; (i) in the event of our liquidation prior to our consummation of our initial business combination; (j) by virtue of the laws of the State of Delaware, the sponsor’s limited liability company agreement, upon dissolution of such sponsor, or the organizational documents of Cantor upon dissolution of Cantor; and (k) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (g) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.

Private Placement Units, Private Placement Shares, Private Placement Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Letter Agreement: 30 days after completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Letter Agreement: TBCP V, LLC Gary Simanson Paul Wasinger David Burg Mary Anne Gillespie Stewart J. Paperin Allerd D. Stikker
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Letter Agreement: Same as above